UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

            Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:   7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Toews Hedged Emerging Markets Fund
Portfolio of Investments (Unaudited)
July 31, 2014

Principal		Market Value
VARIABLE RATE BONDS & NOTES - 30.7% (b)(c)
COMMERCIAL SERVICES- 5.80%
$ 315,000	Allen Temple African Methodist Episcopal Church, 0.29%, 7/1/22	$ 315,000

HEALTHCARE - SERVICES - 16.10%
875,000	Kingston Care Center of Fort Wayne LLC, 0.24%, 7/1/27	875,000

MUNICIPAL - 8.80%
480,000	Mark Milford Hicksville Joint Township Hospital District, 0.17%, 12/1/37	480,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $1,670,000)	1,670,000

TOTAL INVESTMENTS - 30.7%
	(Cost - $1,670,000)(a)	$ 1,670,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 69.3%	3,774,424
	NET ASSETS - 100.00%	$ 5,444,424

Number of Contracts		Unrealized Appreciation (d)
FUTURES CONTRACTS
106	Emerging Market Future, September 2014	$ 88,510
TOTAL FUTURES CONTRACTS
(Underlying Notional Amount $5,589,380)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:		$ -
Unrealized depreciation:		-
Net unrealized appreciation:		$ -

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 30.7% of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.
(d) Amount subject to equity contracts risk exposure.

Toews Hedged Growth Allocation Fund
Portfolio of Investments (Unaudited)
July 31, 2014

Shares		Market Value
	MUTUAL FUNDS - 0.0%
	DEBT FUNDS - 0.00%
2	American High-Income Trust - Class R-6	$ 23
2	Columbia High Yield Bond Fund - Class Z	6
2	Ivy High Income Fund Class I	17
2	Janus High-Yield Fund N Shares	19
2	John Hancock Core High Yield Fund - Class I	22
2	Lord Abbett High Yield Fund Class I	16
2	Nuveen High Income Bond Fund - Class I	18
2	PIMCO High Yield Fund - Institutional Class	19
2	Principal High Yield Fund - Institutional Class	15
2	Prudential High Yield Fund, Inc. - Class Z	12
2	RidgeWorth SEIX High Yield Fund - I Shares	20
2	SEI Institutional Investment Trust - High Yield Bond Fund - Class A	20
2	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	16
2	Waddell & Reed Advisors High Income Fund - Class Y	15
2	Western Asset High Yield Fund - Institutional Class	18
	TOTAL MUTUAL FUNDS (Cost - $257)	256

Principal	VARIABLE RATE BONDS & NOTES - 3.5% (b)(c)
	COMMERCIAL SERVICES - 1.8%
$ 326,000	Cincinnati Bar Association, 0.29%, 8/1/21	326,000
290,000	Science & Technology Campus Corp., 0.29%, 11/1/20	290,000
		616,000
	DIVERSIFIED FINANCIAL SERVICES - 1.7%
168,000	Kalamazoo Funding Co. LLC, 0.24%, 12/15/26, Series 96A	168,000
135,000	Kalamazoo Funding Co. LLC, 0.24%, 12/15/26, Series 96B	135,000
271,000	Tice Family LLC, 0.29%, 12/1/35	271,000
		574,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $1,190,000)	1,190,000

	MUNICIPAL BONDS - 7.5% (b)(c)
	ILLINOIS - 2.6%
900,000	Will-Kankakee Regional Development Authority, 0.17%, 8/1/36	900,000

	MICHIGAN - 3.2%
540,000	Michigan State Strategic Fund, 0.17%, 4/1/31	540,000
565,000	Michigan State Strategic Fund, 0.17%, 12/1/31	565,000
		1,105,000
	OHIO - 1.7%
600,000	Summit County Ohio Port Authority Rev, 0.17%, 2/1/28	600,000

	TOTAL MUNICIPAL BONDS (Cost $2,605,000)	2,605,000

	TOTAL INVESTMENTS - 11.0% (Cost - $3,795,257)(a)	$ 3,795,256
	CASH AND OTHER ASSETS LESS LIABILITIES - 89.0%	30,831,379
	NET ASSETS - 100.0%	$ 34,626,635
Toews Hedged Growth Allocation Fund
Portfolio of Investments (Unaudited)(Continued)
July 31, 2014

Number of Contracts		Unrealized Appreciation (Depreciation) (d)
	FUTURES CONTRACTS
111	MSCI EAFE Index mini, September 2014	$ (235,180)
6	Nasdaq 100, September 2014	53,600
48	Russell Mini, September 2014	(181,885)
10	S&P 500, September 2014	(16,413)
39	S&P Midcap 400 E-mini, September 2014	(120,980)
	TOTAL FUTURES CONTRACTS	$ (500,858)
	(Underlying Notional Amount $28,466,790)

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $3,804,829 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 1
Unrealized depreciation:		(9,574)
Net unrealized depreciation:		$ (9,573)

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 11.0% of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.
(d) Amount subject to equity contracts risk exposure.

Toews Hedged High Yield Bond Fund
Portfolio of Investments (Unaudited)
July 31, 2014

Shares		Market Value
	MUTUAL FUNDS - 0.00%
	DEBT FUNDS - 0.00%
2	American High-Income Trust - Class R-6	$ 23
2	BlackRock High Yield Portfolio - Institutional Class	17
2	Columbia High Yield Bond Fund - Class Z	6
2	Franklin High Income Fund - Advisor Class	4
2	Ivy High Income Fund - Class I	17
2	Janus High-Yield Fund - N Shares	19
2	John Hancock Core High Yield Fund - Class I	22
2	Lord Abbett High Yield Fund - Class I	16
2	Nuveen High Income Bond Fund - Class I	18
2	PIMCO High Yield Fund - Institutional Class	19
2	Principal High Yield Fund - Institutional Class	16
2	Prudential High Yield Fund, Inc. - Class Z	12
2	RidgeWorth SEIX High Yield Fund - I Shares	19
2	SEI Institutional Investment Trust - High Yield Bond Fund - Class A	20
2	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	15
2	Waddell & Reed Advisors High Income Fund - Class Y	15
2	Western Asset High Yield Fund - Institutional Class	18
	TOTAL MUTUAL FUNDS (Cost - $278)	276

	TOTAL INVESTMENTS - 0.0% (Cost - $278)(a)	$ 276
	CASH AND OTHER ASSETS LESS LIABILITIES - 100.0%	174,107,104
	NET ASSETS - 100.0%	$ 174,107,380

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $307,000 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ -
Unrealized depreciation:		(306,724)
Net unrealized depreciation:		$ (306,724)

Toews Hedged International Developed Markets Fund
Portfolio of Investments (Unaudited)
July 31, 2014

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 3.0% (b)(c)
	BUILDING MATERIALS - 0.8%
$ 635,000	Schulte Corp., 0.24%, 9/1/24	$ 635,000

	COMMERCIAL SERVICES- 0.1%
110,000	Light of the World Christian Church, Inc., 0.29%, 7/1/22	110,000

	DIVERSIFIED FINANCIAL SERVICES - 1.6%
460,000	Michigan Equity Group LLC, 0.24%, 4/1/34	460,000
892,000	RDV Finance LLC, 0.24%, 3/1/40	892,000
		1,352,000
	FOOD - 0.5%
398,000	Forward Corp., 0.24%, 12/1/30	398,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $2,495,000)	2,495,000

	MUNICIPAL BONDS - 7.1% (b)(c)
	GEORGIA - 1.0%
800,000	DeKalb County Development Authority, 0.17%, 11/1/22	800,000

	FLORIDA - 2.2%
1,855,000	Davie Florida EDU Parkway Christian, 0.17, 11/1/27	1,855,000

	KENTUCKY - 0.5%
435,000	Georgetown Kentucky Industrial Building Revenue, 0.15%, 11/15/29	435,000

	MICHIGAN - 1.3%
850,000	Genesee Country Economic Development Corp/MI, 0.17%, 4/1/30	850,000
245,000	Michigan Higher Education Facilities Authority, 0.15%, 1/1/36	245,000
		1,095,000
	OHIO - 2.1%
1,790,000	Parma Ohio Economic, 0.17%, 2/1/31	1,790,000

	TOTAL MUNICIPAL BONDS (Cost $5,975,000)	5,975,000

	TOTAL INVESTMENTS - 10.1%
	(Cost - $8,470,000)(a)	$ 8,470,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 89.9%	75,596,617
	NET ASSETS - 100.0%	$ 84,066,617

Number of Contracts		Unrealized Depreciation (d)
	FUTURES CONTRACTS
903	MSCI EAFE Index mini, September 2014	$ (1,970,880)
	(Underlying Notional Amount $86,471,280)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:		$ -
Unrealized depreciation:		-
Net unrealized appreciation:		$ -

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 10.1% of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.
(d) Amount subject to equity contracts risk exposure.

Toews Hedged Large-Cap Fund
Portfolio of Investments (Unaudited)
July 31, 2014

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 5.4% (b)(c)
	COMMERCIAL SERVICES- 1.9%
$ 1,450,000	Cincinnati Hills Christian Academy, Inc., 0.24%, 7/1/28	$ 1,450,000
370,000	Light of the World Christian Church, Inc., 0.29%, 7/1/22	370,000
		1,820,000
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
710,000	ICON Finance LLC, 0.29%, 5/15/26	710,000
140,000	Tile Shop of Michigan LLC, 0.29%, 4/1/28	140,000
		850,000
	FOREST PRODUCTS & PAPER - 0.4%
400,000	Envelope Printery, Inc., 0.29%, 3/1/27	400,000

	HEALTHCARE - SERVICES - 0.9%
785,000	Kingston Healthcare Co., 0.24%, 3/1/18	785,000
85,000	New Lexington Clinic PSC, 0.29%, 12/1/27	85,000
		870,000
	REAL ESTATE - 1.3%
925,000	Carew Realty, Inc., 0.24%, 5/1/37	925,000
275,000	L3 Corp., 0.29%, 11/1/17	275,000
		1,200,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost 5,140,000)	5,140,000

	MUNICIPAL BONDS- 5.4% (b)(c)
	FLORIDA - 0.5%
500,000	Florida State Development Finance Corp., 0.24%, 3/1/34	500,000

	INDIANA - 1.1%
1,000,000	Indiana Finance Authority, 0.17%, 12/1/28	1,000,000

	MICHIGAN - 1.0%
900,000	Jackson County Economic Development Corp., 0.15%, 12/1/14	900,000

	OHIO - 2.8%
385,000	Columbus-Franklin County Finance Authority, 0.17%, 6/1/27	385,000
270,000	County of Franklin, OH, 0.17%, 4/1/22	270,000
430,000	Highland County Joint Township Hospital District, 0.22%, 8/1/24	430,000
240,000	Sharonville, OH Indl Development Revenue, 0.17%, 9/1/14	240,000
1,280,000	Township of Harrison, OH, 0.15%, 12/1/24	1,280,000
		2,605,000

	TOTAL MUNICIPAL BONDS (Cost $5,005,000)	5,005,000

	TOTAL INVESTMENTS - 10.8%
	(Cost - $10,145,000)(a)	$ 10,145,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 89.2%	83,802,228
	NET ASSETS - 100.0%	$ 93,947,228
Toews Hedged Large-Cap Fund
Portfolio of Investments (Unaudited)(Continued)
July 31, 2014

Number of Contracts		Unrealized Appreciation (Depreciation) (d)
	FUTURES CONTRACTS
75	NASDAQ 100, September 2014	$ 868,875
139	S&P 500, September 2014	(155,363)
	TOTAL FUTURES CONTRACTS	$ 713,512
	(Underlying Notional Amount $96,022,425)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:		$ -
Unrealized depreciation:		-
Net unrealized appreciation:		$ -

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 10.8% of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.
(d) Amount subject to equity contracts risk exposure.

Toews Hedged Small & Mid Cap Fund
Portfolio of Investments (Unaudited)
July 31, 2014

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 0.9% (b)(c)
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
$ 600,000	Fornell Associates LLC, 0.29%, 7/1/23	$ 600,000
400,000	Willow Interests LLC, 0.29%, 4/1/25	400,000
	TOTAL VARIABLE RATE BONDS & NOTES (Cost $1,000,000)	1,000,000

	MUNICIPAL BONDS - 12.7% (b)(c)
	ILLINOIS - 0.8%
1,000,000	Orland Park, IL, 0.19%, 4/1/31	1,000,000

	INDIANA - 0.4%
440,000	Kendallville, Indiana Economic Rev., 0.19%, 3/1/26	440,000

	KENTUCKY - 0.3%
300,000	Lexington-Fayette, KY Urban County, 0.15%, 12/1/31	300,000

	MICHIGAN - 1.8%
600,000	Michigan State Hospital Finance Authority, 0.15%, 2/1/22	600,000
100,000	Michigan Strategic Fund, 0.15%, 10/1/25	100,000
1,400,000	Michigan Strategic Fund, 0.17%, 3/1/37	1,400,000
		2,100,000
	OHIO - 5.3%
530,000	City of Hamilton OH, 0.17%, 4/1/20	530,000
895,000	City of Hamilton OH, 0.17%, 11/1/23	895,000
567,000	City of Hamilton OH, 0.17%, 9/1/25	567,000
3,980,000	City of Hamilton OH, 0.15%, 12/1/26	3,980,000
120,000	Highland County Ohio, 0.17%, 8/1/24	120,000
		6,092,000
	SOUTH CAROLINA - 4.1%
4,750,000	South Carolina Jobs-Economic Development Authority, 0.15%, 2/1/28	4,750,000

	TOTAL MUNICIPAL BONDS (Cost $14,682,000)	14,682,000

	TOTAL INVESTMENTS - 13.6%
	(Cost - $15,682,000)(a)	$ 15,682,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 86.4%	100,041,844
	NET ASSETS - 100.0%	$ 115,723,844

Number of Contracts	FUTURES CONTRACTS	Unrealized Depreciation (d)
434	S&P Midcap 400 E-Mini, September 2014	$ (1,362,527)
533	Russell Mini, September 2014	(2,145,175)
	TOTAL FUTURES CONTRACTS	$ (3,507,702)
	(Underlying Notional Amount $118,882,630)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:		$ -
Unrealized depreciation:		-
Net unrealized appreciation:		$ -

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 13.6% of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.
(d) Amount subject to equity contracts risk exposure.

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)
July 31, 2014

Shares		Market Value
	MUTUAL FUNDS - 42.5%
	DEBT FUNDS - 42.5%
2	American High-Income Trust - Class R-6	$ 23
2	BlackRock High Yield Portfolio - Institutional Class	17
2	Columbia High Yield Bond Fund - Class Z	6
2	Franklin High Income Fund - Advisor Class	4
2	Ivy High Income Fund - Class I	17
2	Janus High-Yield Fund - N Shares	18
2	John Hancock Core High Yield Fund - Class I	22
2	Lord Abbett High Yield Fund - Class I	16
2	Nuveen High Income Bond Fund - Class I	18
2	PIMCO High Yield Fund - Institutional Class	19
2	Principal High Yield Fund - Institutional Class	16
2	Prudential High Yield Fund, Inc. - Class Z	11
2	RidgeWorth SEIX High Yield Fund - I Shares	20
2	SEI Institutional Investment Trust - High Yield Bond Fund - Class A	20
2	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	16
599,343	Vanguard Inflation-Protected Securities Fund - Admiral Shares	16,014,436
1	Vanguard Total Bond Market Index Fund - Class I	15
1,488,796	Vanguard Short-Term Bond Index Fund - Class I	16,049,226
1,558	Waddell & Reed Advisors High Income Fund - Class Y	11,887
2	Western Asset High Yield Fund - Institutional Class	18
	TOTAL MUTUAL FUNDS (Cost - $31,489,507)	32,075,825

	EXCHANGE TRADED FUNDS - 2.3%
	DEBT FUNDS - 2.3%
600	iShares Core US Aggregate Bond ETF	65,358
1,900	iShares TIPS Bond ETF	218,329
1,600	Vanguard Total Bond Market ETF	130,912
33,600	VelocityShares Daily Inverse VIX Short Term ETN *	1,334,928
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,497,895)	1,749,527

Principal	MORTGAGE NOTES - 1.7% (b)
$1,300,000	Aristone Realty Capital, 15.00%, due 12/1/15	1,300,000
	TOTAL MORTGAGE NOTES (Cost - $1,300,000)

	TOTAL INVESTMENTS - 46.5% (Cost - $34,287,402)(a)	$ 35,125,352
	CASH AND OTHER ASSETS LESS LIABILITIES - 53.5%	40,341,788
	NET ASSETS - 100.0%	$ 75,467,140

* Non-incoming producing security
ETF - Exchange Traded Fund
ETN - Exchange Traded Notes

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $34,366,340 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 759,143
Unrealized depreciation:		(131)
Net unrealized appreciation:		$ 759,012

(b) Securities for which market quotations are not readily available. The aggregate value of such securities is 1.7%
and they have been fair valued under procedures by the Fund's Board of Trustees.

Toews Funds
PORTFOLIO OF INVESTMENTS
July 31, 2014 (Unaudited) (Continued)

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2014 for the Funds' assets and liabilities measured at fair value:

Toews Hedged Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 1,670,000	$ -	$ 1,670,000
Future Contracts*	$ 88,510			$ 88,510
Total	$ 88,510	$ 1,670,000	$ -	$ 1,758,510

Toews Hedged Growth Allocation Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 256	$ -	$ -	$ 256
Variable Rate Bonds & Notes	-	1,190,000	-	1,190,000
Municipal Bonds	-	2,605,000	-	2,605,000
Total	$ 256	3,795,000	-	$ 3,795,256

Liabilities	Level 1	Level 2	Level 3	Total
Future Contracts*	$ 500,858	$ -	$ -	$ 500,858
Total	$ 500,858	$ -	$ -	$ 500,858

Toews Hedged High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 276	$ -	$ -	$ 276
Total	$ 276	$ -	$ -	$ 276

Toews Hedged International Developed Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 2,495,000	$ -	$ 2,495,000
Municipal Bonds	-	5,975,000	-	5,975,000
Total	$ -	$ 8,470,000	$ -	$ 8,470,000

Liabilities	Level 1	Level 2	Level 3	Total
Future Contracts*	$ 1,970,880	$ -	$ -	$ 1,970,880
Total	$ 1,970,880	$ -	$ -	$ 1,970,880

Toews Hedged Large Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 5,140,000	$ -	$ 5,140,000
Municipal Bonds	-	5,005,000	-	5,005,000
Future Contracts*	713,512	-	-	713,512
Total	$ 713,512	$ 10,145,000	$ -	$ 10,858,512

Toews Hedged Small & Mid Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 1,000,000	$ -	$ 1,000,000
Municipal Bonds	-	14,682,000	-	14,682,000
Total	$ -	$ 15,682,000	$ -	$ 15,682,000

Liabilities	Level 1	Level 2	Level 3	Total
Future Contracts*	$ 3,507,702	$ -	$ -	$ 3,507,702
Total	$ 3,507,702	$ -	$ -	$ 3,507,702

Toews Unconstrained Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 32,075,825	$ -	$ -	$ 32,075,825
Exchange Traded Funds	1,749,527	-	-	1,749,527
Mortgage Notes	-	-	1,300,000	1,300,000
Total	$ 33,825,352	$ -	$ 1,300,000	$ 35,125,352
*Includes cumulative unrealized gain/loss on futures contracts open at July 31, 2014.
Toews Unconstrained Income Fund held Level 3 securities during the period. The remaining Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 for the Funds during the period.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
See Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Unconstrained Income Fund
Mortgage Notes
Beginning Balance	$ -
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)*	-
Cost of purchases	1,300,000
Reinvestment of Dividends	-
Proceeds from sales	-
Net Transfers in/out of level 3	-
Ending balance	$ 1,300,000
*includes change in unrealized appreciation (depreciation) attributable to Level 3 investment still held at July 31, 2014 of $0.

Futures Contracts –  The Funds are subject to equity risk in the normal course of pursuing their investment objectives.  The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Exchange Traded Funds –  The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    9/26/14

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/26/14